Property and Equipment (Details) - Property, Plant and Equipment - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Manufacturing Equipment- Molds	$ 118,763	$ 70,363
Accumulated Depreciation	(37,054)	(35,917)
Total	$ 81,709	$ 34,446	$ 15,700